Other Long-term Assets - Additional information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Housing loans made to employees
Term of staff housing loan (in years)	5 years
Staff housing loans outstanding repayable within 12 months	¥ 18.2	¥ 22.7
Prepayments and other current assets
Housing loans made to employees
Staff housing loans outstanding repayable within 12 months	¥ 18.2	¥ 22.7
Equal to or more than
Housing loans made to employees
Interest rate on staff housing loan (as a percent)	2.10%	2.10%
Less than
Housing loans made to employees
Interest rate on staff housing loan (as a percent)	4.75%	4.75%